Revenue and Contract Balances (Details)	9 Months Ended
Sep. 30, 2021
Leafly Holdings, Inc.[Member]
Revenue and Contract Balances (Details) [Line Items]
Revenue and contract balance description	During the nine months ended September 30, 2021 and 2020, no individual customers accounted for 10% or more of consolidated revenue. As of September 30, 2021 and December 31, 2020, one customer accounted for 15% of accounts receivable and no individual customer accounted for 10% or more of accounts receivable, respectively